Investment Portfolio
(UNAUDITED) | 03.31.2024
CARILLON CLARIVEST CAPITAL APPRECIATION FUND
COMMON STOCKS - 99.9%	Shares	Value
Aerospace & defense - 0.5%
Curtiss-Wright Corp.	9,000	$2,303,460
Automobiles - 1.5%
Tesla, Inc.*	39,180	6,887,452
Beverages - 0.3%
Molson Coors Brewing Co., Class B	19,300	1,297,925
Biotechnology - 2.2%
AbbVie, Inc.	43,900	7,994,190
Vertex Pharmaceuticals, Inc.*	4,630	1,935,386
Broadline retail - 5.6%
Amazon.com, Inc.*	138,300	24,946,554
Building products - 2.4%
Builders FirstSource, Inc.*	15,100	3,149,105
Carrier Global Corp.	40,881	2,376,413
Lennox International, Inc.	6,300	3,079,188
Owens Corning	13,100	2,185,080
Capital markets - 0.7%
BlackRock, Inc.	3,700	3,084,690
Communications equipment - 0.9%
Arista Networks, Inc.*	14,600	4,233,708
Consumer staples distribution & retail - 2.9%
Costco Wholesale Corp.	7,800	5,714,514
The Kroger Co.	63,400	3,622,042
Wal-Mart, Inc.	58,860	3,541,606
Diversified telecommunication services - 0.5%
AT&T, Inc.	120,900	2,127,840
Entertainment - 1.2%
Netflix, Inc.*	8,800	5,344,504
Financial services - 6.0%
Block, Inc.*	35,500	3,002,590
Fiserv, Inc.*	24,100	3,851,662
Global Payments, Inc.	10,950	1,463,577
MasterCard, Inc., Class A	14,580	7,021,291
Visa, Inc., Class A	31,990	8,927,769
WEX, Inc.*	10,100	2,399,053
Food products - 0.3%
Lamb Weston Holdings, Inc.	12,400	1,320,972
Health care equipment & supplies - 0.7%
Stryker Corp.	8,300	2,970,321
Health care providers & services - 5.5%
Centene Corp.*	44,900	3,523,752
CVS Health Corp.	48,700	3,884,312
McKesson Corp.	11,500	6,173,775
The Cigna Group	14,130	5,131,875
UnitedHealth Group, Inc.	12,130	6,000,711
Hotels, restaurants & leisure - 1.6%
Booking Holdings, Inc.	1,130	4,099,504
DraftKings, Inc., Class A*	40,300	1,830,023
Expedia Group, Inc.*	10,200	1,405,050
Household durables - 1.6%
Lennar Corp., Class A	20,810	3,578,904
PulteGroup, Inc.	28,700	3,461,794
Industrial conglomerates - 0.8%
General Electric Co.	19,200	3,370,176
Interactive media & services - 11.1%
Alphabet, Inc., Class A*	89,980	13,580,681
Alphabet, Inc., Class C*	70,640	10,755,647
Meta Platforms., Class A	50,200	24,376,116
Pinterest, Inc., Class A*	36,200	1,255,054
IT services - 0.6%
Akamai Technologies, Inc.*	10,400	1,131,104
Okta, Inc.*	12,800	1,339,136
Life sciences tools & services - 0.3%
Medpace Holdings, Inc.*	3,400	1,374,110
Machinery - 2.1%
Allison Transmission Holdings, Inc.	30,700	2,491,612
Caterpillar, Inc.	7,500	2,748,225
Flowserve Corp.	24,300	1,110,024
Gates Industrial Corp. PLC*	76,800	1,360,128
Oshkosh Corp.	15,200	1,895,592
Media - 0.2%
Comcast Corp., Class A	24,600	1,066,410
Passenger airlines - 0.4%
United Airlines Holdings, Inc.*	41,400	1,982,232
Pharmaceuticals - 2.6%
Eli Lilly & Co.	14,770	11,490,469
Professional services - 0.7%
Leidos Holdings, Inc.	22,200	2,910,198
Semiconductors & semiconductor equipment - 12.4%
Applied Materials, Inc.	23,900	4,928,897
Broadcom, Inc.	4,100	5,434,181
Lam Research Corp.	3,200	3,109,024
NVIDIA Corp.	45,100	40,750,556
Qorvo, Inc.*	13,400	1,538,722
Software - 22.6%
Adobe, Inc.*	12,910	6,514,386
AppLovin Corp., Class A*	40,100	2,775,722
Cadence Design Systems, Inc.*	21,060	6,555,557
Crowdstrike Holdings, Inc., Class A*	4,600	1,474,714
DocuSign, Inc.*	26,300	1,566,165
Fair Isaac Corp.*	2,300	2,874,103
Informatica, Inc., Class A*	54,700	1,914,500
Intuit, Inc.	3,980	2,587,000
Microsoft Corp.	125,800	52,926,576
Nutanix, Inc., Class A*	43,600	2,690,992
Palantir Technologies, Inc., Class A*	70,500	1,622,205
Pegasystems, Inc.	20,800	1,344,512
Salesforce, Inc.	28,090	8,460,146
Synopsys, Inc.*	11,800	6,743,700
UiPath, Inc., Class A*	58,700	1,330,729
Specialty retail - 2.1%
AutoZone, Inc.*	1,450	4,569,892
The TJX Cos., Inc.	49,200	4,989,864
Technology hardware, storage & peripherals - 9.2%
Apple, Inc.	239,164	41,011,843
Textiles, apparel & luxury goods - 0.4%
PVH Corp.	14,200	1,996,662
Total common stocks (cost $172,440,016)		447,818,154
Total investment portfolio (cost $172,440,016) - 99.9%		447,818,154
Other assets in excess of liabilities - 0.1%		580,829
Total net assets - 100.0%		$448,398,983

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.